Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–5.26%
Invesco Global Real Estate Income Fund, Class R6	2.45%	$20,997,007	$7,073,130	$(1,557,173)	$(6,496,642)	$87,509	$393,831	2,684,090	$20,103,831
Invesco Macro Allocation Strategy Fund, Class R6	2.81%	36,517,511	1,165,096	(11,191,740)	(2,042,334)	(1,378,101)	—	3,035,583	23,070,432
Total Alternative Funds		57,514,518	8,238,226	(12,748,913)	(8,538,976)	(1,290,592)	393,831		43,174,263
Domestic Equity Funds–43.79%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.18%	100,403,223	13,116,554	(33,921,323)	(22,626,183)	(6,186,230)	—	2,048,650	50,786,041
Invesco Main Street Small Cap Fund, Class R6	6.07%	94,165,710	—	(27,704,310)	(20,903,654)	4,285,316	—	3,006,216	49,843,062
Invesco Russell 1000 Dynamic Multifactor ETF	11.99%	81,758,365	50,862,826	(7,420,014)	(27,251,113)	534,648	1,044,449	2,521,370	98,484,712
Invesco S&P 500® Low Volatility ETF	7.94%	73,597,577	13,520,722	(9,193,823)	(13,211,336)	526,965	1,118,694	1,128,136	65,240,105
Invesco S&P 500® Pure Growth ETF	5.27%	53,983,623	15,737,586	(8,267,074)	(17,967,681)	(146,065)	217,024	299,809	43,340,389
Invesco S&P SmallCap Low Volatility ETF	3.36%	85,222,001	1,239,316	(46,748,931)	(24,691,068)	12,635,847	925,571	681,713	27,657,165
Invesco Value Opportunities Fund, Class R6	2.98%	—	31,535,601	(2,928,054)	(4,067,258)	(82,768)	—	1,659,262	24,457,521
Total Domestic Equity Funds		489,130,499	126,012,605	(136,183,529)	(130,718,293)	11,567,713	3,305,738		359,808,995
Fixed Income Funds–18.45%
Invesco 1-30 Laddered Treasury ETF	2.12%	22,630,530	1,854,067	(2,510,295)	(4,414,420)	(141,534)	237,962	602,086	17,418,348
Invesco Core Plus Bond Fund, Class R6	8.06%	83,568,140	8,207,087	(10,026,869)	(13,784,056)	(1,698,062)	1,596,221	7,404,049	66,266,240
Invesco Income Fund, Class R6	1.12%	19,501,163	777,668	(9,569,257)	(1,586,957)	77,078	325,829	1,316,122	9,199,695
Invesco Master Loan Fund, Class R6	0.89%	—	7,721,356	—	(410,131)	—	237,893	481,978	7,311,225
Invesco Senior Floating Rate Fund, Class R6	1.14%	—	10,426,107	(541,464)	(498,455)	(38,676)	240,973	1,399,328	9,347,512
Invesco Taxable Municipal Bond ETF	3.98%	41,940,018	5,305,489	(5,339,447)	(8,373,402)	(835,372)	813,912	1,274,748	32,697,286
Invesco Variable Rate Investment Grade ETF	1.14%	10,964,051	512,389	(1,939,220)	(174,900)	(3,027)	109,601	380,150	9,359,293
Total Fixed Income Funds		178,603,902	34,804,163	(29,926,552)	(29,242,321)	(2,639,593)	3,562,391		151,599,599
Foreign Equity Funds–32.19%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	3.37%	35,943,960	4,541,903	(2,861,453)	(8,808,355)	(1,076,616)	—	997,463	27,739,439
Invesco Developing Markets Fund, Class R6	3.73%	58,510,292	10,190,321	(20,990,508)	(8,058,128)	(9,028,007)	—	966,056	30,623,970
Invesco Global Fund, Class R6	10.09%	125,308,070	17,234,588	(10,177,161)	(46,898,475)	(2,567,966)	—	1,065,130	82,899,056
Invesco Global Infrastructure Fund, Class R6	0.95%	11,842,646	134,637	(2,442,217)	(1,991,843)	296,499	134,637	734,744	7,839,722
Invesco International Select Equity Fund, Class R6	1.69%	39,560,007	1,985,089	(17,613,984)	(8,270,126)	(1,791,379)	—	1,643,318	13,869,607
Invesco International Small-Mid Company Fund, Class R6	3.23%	43,711,969	3,581,181	(2,879,003)	(17,279,155)	(600,918)	—	784,800	26,534,074
Invesco RAFI™ Strategic Developed ex-US ETF	4.38%	32,423,086	18,374,557	(4,530,343)	(10,569,373)	279,452	1,102,908	1,548,080	35,977,379
Invesco S&P Emerging Markets Low Volatility ETF	3.76%	25,738,837	16,707,740	(5,394,457)	(6,899,193)	764,986	916,093	1,472,983	30,917,913
Invesco S&P International Developed Low Volatility ETF	0.99%	34,156,890	233,058	(23,298,716)	(4,939,874)	1,959,453	515,014	329,039	8,110,811
Total Foreign Equity Funds		407,195,757	72,983,074	(90,187,842)	(113,714,522)	(11,764,496)	2,668,652		264,511,971
Money Market Funds–0.37%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.13%	1,820,180	32,221,632	(32,993,093)	—	—	5,908	1,048,719	1,048,719
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.06%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.09%	$1,368,752	$23,015,451	$(23,604,345)	$169	$515	$6,322	780,386	$780,542
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.15%	2,080,205	36,824,722	(37,706,391)	—	—	9,088	1,198,536	1,198,536
Total Money Market Funds		5,269,137	92,061,805	(94,303,829)	169	515	21,318		3,027,797
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $905,299,271)	100.06%	1,137,713,813	334,099,873	(363,350,665)	(282,213,943)	(4,126,453)	9,951,930		822,122,625

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 3.01%(c)(d)	—	2,048,942	84,445,931	(86,494,873)	—	—	4,050(e)	—	—
Invesco Private Prime Fund, 3.11%(c)(d)	—	4,780,865	189,013,439	(193,794,117)	—	(187)	11,814(e)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $453)	0.00%	6,829,807	273,459,370	(280,288,990)	—	(187)	15,864		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $905,299,724)	100.06%	$1,144,543,620	$607,559,243	$(643,639,655)	$(282,213,943)	$(4,126,640)	$9,967,794		$822,122,625
OTHER ASSETS LESS LIABILITIES	(0.06)%								(512,094)
NET ASSETS	100.00%								$821,610,531
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: Growth Investor Fund